Financial Instruments / Risk Management - Schedule of Financial Instruments Except Long Term Financial Liabilities and Lease Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Trade payables	SFr 3,867	SFr 824
Accrued expenses and other payables	8,011	3,045
Long-term financial debt	122,449	113,502	SFr 53,978
Lease liabilities	633	770	SFr 833
Total Liabilities	135,051	118,998
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	3,867	824
Accrued expenses and other payables	8,011	3,045
Long-term financial debt	170,988	167,113
Lease liabilities	743	845
Total Liabilities	183,609	171,827
Less than one year | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	3,867	824
Accrued expenses and other payables	8,011	3,045
Lease liabilities	149	199
Total Liabilities	12,027	4,068
Over one year | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Long-term financial debt	170,988	167,113
Lease liabilities	594	646
Total Liabilities	SFr 171,582	SFr 167,759